Financial Instruments And Fair Value Measurements - Interest Rate Swaps (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2010 USD ($)
Interest Rate Derivatives [Abstract]
Number of interest rate swaps agreements	0	9	24
Notional amount of derivative asset	$ 0	$ 288,400	$ 2,400,000
Reclassification of losses on previously designated cash flow hedges associated with capitalized interest to Depreciation and amortization	(110)	(466)	(550)
Gain/(loss) on interest rate swaps	403	(11,601)	(15,528)
Security deposits for derivatives	0	727
Cash flow hedge realized
Interest Rate Derivatives [Abstract]
(Unrealized)/ realized losses on cash flow hedges accumulated in other comprehensive income / loss				$ (16,463)
Cash flow hedge unrealized
Interest Rate Derivatives [Abstract]
Gain/(loss) on interest rate swaps	2,193	10,848	$ 29,304
Belmar, Calida, Lipari and Petalidi vessels
Interest Rate Derivatives [Abstract]
Security deposits for derivatives	$ 0	$ 727